Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net Income	$ 16,039	$ 30,550	$ 13,608
Other Comprehensive Income (Loss), Net of Tax (Expense) Benefit
Foreign currency translation adjustments	(117)	245	(159)
Unrealized gain (loss) on cash flow hedges, net of tax of $(19), $20 and $(168)	55	(31)	198
Unrealized gain (loss) on marketable securities, net of tax of $0, $10 and $26	1	(14)	(55)
Defined benefit pension and postretirement plans, net of tax of $284, $144 and $(1,339)	(858)	(214)	2,139
Other comprehensive income (loss) attributable to Verizon	(919)	(14)	2,123
Total Comprehensive Income	15,120	30,536	15,731
Comprehensive income attributable to noncontrolling interests	511	449	481
Comprehensive income attributable to Verizon	14,609	30,087	15,250
Total comprehensive income	$ 15,120	$ 30,536	$ 15,731